Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings per share

29.	Earnings per share
Basic earnings per share
Basic earnings per share for the years ended December 31, 2024, 2023 and 2022 was determined by dividing the
Net profit attributable to the equity holders of the parent by the weighted average number of shares outstanding during each period.
The following tables provide the amounts used in the calculation of basic earnings per share:

		Years ended December 31,
		2024	2023	2022
Net profit attributable to owners of the parent	million	€5,473	€18,596	€16,799
Weighted average number of shares outstanding	thousand	2,949,652	3,107,725	3,140,089
Basic earnings per share		€€1.86	€5.98	€5.35
Diluted earnings per share
In order to calculate the diluted earnings per share, the weighted average number of shares outstanding was increased to take into consideration the theoretical effect of potential common shares that would be issued for the restricted and performance share units outstanding and unvested at December 31, 2024, 2023 and 2022 (Note 19, Share-based compensation), as determined using the treasury stock method.
There were no instruments excluded from the calculation of diluted earnings per share because of an anti-dilutive impact for the years ended December 31, 2024, 2023 and 2022.
The following tables provide the amounts used in the calculation of diluted earnings per share:

		Years ended December 31,
		2024	2023	2022
Net profit attributable to owners of the parent	million	€5,473	€18,596	€16,799
Weighted average number of shares outstanding	thousand	2,949,652	3,107,725	3,140,089
Number of shares deployable for share-based compensation	thousand	26,168	24,733	23,870
Weighted average number of shares outstanding for diluted earnings per share	thousand	2,975,820	3,132,458	3,163,959
Diluted earnings per share		€€1.84	€5.94	€5.31